Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) operating activities from continuing operations:
Net earnings (loss) from continuing operations	$ 445.5	$ (9.2)	$ 1,118.1
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	937.7	898.4	871.0
Share-based compensation	76.0	73.8	77.2
Goodwill and intangible asset impairment	16.3	503.0	70.1
Loss on early extinguishment of debt	165.1	0.0	0.0
Deferred income tax (benefit) provision	(102.1)	39.4	(587.8)
Changes in operating assets and liabilities, net of acquired assets and liabilities
Income taxes	(123.9)	(293.9)	148.2
Receivables	(40.8)	(66.2)	(103.9)
Inventories	(8.4)	(34.5)	(124.7)
Accounts payable and accrued liabilities	86.5	(96.3)	(43.1)
Other assets and liabilities	(47.6)	61.1	(35.3)
Net cash provided by operating activities from continuing operations	1,404.3	1,075.6	1,389.8
Cash flows provided by (used in) investing activities from continuing operations:
Additions to instruments	(273.6)	(259.0)	(271.6)
Additions to other property, plant and equipment	(143.6)	(111.9)	(198.4)
Net investment hedge settlements	1.9	53.5	48.1
Acquisition of intellectual property rights	(8.4)	(0.4)	(197.6)
Business combination investments, net of acquired cash		(227.1)	(9.5)
Investments in other assets	(19.6)	(19.4)	(15.7)
Net cash used in investing activities from continuing operations	(443.3)	(564.3)	(644.7)
Cash flows provided by (used in) financing activities from continuing operations:
Proceeds from senior notes	1,599.8	1,497.1	549.2
Redemption of senior notes	(2,654.8)	(1,750.0)	(500.0)
Proceeds from term loans			200.0
Payments on term loans			(960.0)
Net payments on other debt			(5.3)
Dividends paid to stockholders	(200.1)	(198.5)	(196.7)
Proceeds from employee stock compensation plans	122.5	129.8	158.2
Net cash flows from unremitted collections from factoring programs		(53.0)	(9.9)
Business combination contingent consideration payments	(8.9)	(15.0)	(2.9)
Debt issuance costs	(13.2)	(22.3)	(3.5)
Deferred business combination payments	(145.0)
Other financing activities	(6.3)	(8.3)	(6.7)
Net cash used in financing activities from continuing operations	(1,306.0)	(420.2)	(777.6)
Cash flows provided by (used in) discontinued operations:
Net cash provided by operating activities	94.9	128.9	196.0
Net cash used in investing activities	(60.3)	(49.5)	(84.6)
Net cash used in financing activities	0.0	(1.6)	(2.3)
Net cash provided by discontinued operations	34.6	77.8	109.1
Effect of exchange rates on cash and cash equivalents	(13.2)	15.3	(1.5)
(Decrease) increase in cash and cash equivalents	(323.6)	184.2	75.1
Cash and cash equivalents, beginning of year (includes $27.4 million, $36.7 million and $46.3 million at January 1, 2021, 2020 and 2019, respectively, of discontinued operations cash)	802.1	617.9	542.8
Cash and cash equivalents, end of year (includes $100.4 million, $27.4 million and $36.7 million at December 31, 2021, 2020 and 2019, respectively, of discontinued operations cash)	$ 478.5	$ 802.1	$ 617.9